Related Party Transactions (Details)		12 Months Ended
	Feb. 15, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€) shares
Related Party Transactions [Line Items]
Accrued management salaries		$ 548,115		$ 267,234
Expenses for cost of royalties and other associated cost		286,177		$ 57,039		$ 97,924
Intellectual property price	$ 2,000,000
Ordinary restricted shares (in Shares) | shares				1,361				1,361
Share limit of revenue	$ 1
Useful life	10 years
Per share (in Dollars per share) | $ / shares	$ 274
Present value of the future payments	10.00%
Payment to seller		150,000		$ 700,000
Amortization expenses		377,183		377,183
Interest expenses		1,047,900		522,400		242,020
Revenue from related party		$ 61,569
Percentage of reduction of personnel		65.00%	65.00%
Payments from sale of EQL business		$ (32,785)	€ 31,511
Restructuring expense		277,160
Gain on sale of EOL		28,328
Convertible Promissory Notes [Member]
Related Party Transactions [Line Items]
Loan agreements totalling		31,213					€ 30,000
Key Management Personnel [Member]
Related Party Transactions [Line Items]
Accounts payable, related party		7,699		32,702
ColoAlert AS [Member]
Related Party Transactions [Line Items]
Amount paid		312,142		885,335		97,924
Unpaid costs		0		0
Amortization expenses		345,751		377,183
Interest expenses		94,132		100,813
Related Party [Member]
Related Party Transactions [Line Items]
Accounts payable, related party		10,399		32,702
Accounts receivable – related party		17,238		0
Revenue from related party		61,569		0		0
Silent Partnerships [Member]
Related Party Transactions [Line Items]
Loan amount		208,080		220,784			€ 200,000	€ 200,000
Loan carrying value		$ 263,353		$ 271,354
Interest rate		8.50%		8.50%			8.50%	8.50%
Loan due amount (in Euro) | €							€ 200,000	€ 200,000
Maturity date		December 31, 2025	December 31, 2025	December 31, 2025	December 31, 2025
Repayment of loan				$ 161,010	€ 150,000
Incurred interest expense		$ 19,455		26,469		32,457
Incurred accretion expense		$ 7,877		$ 10,712		$ 14,847
CEO [Member]
Related Party Transactions [Line Items]
Percentage of original salaries		60.00%	60.00%
CFO [Member]
Related Party Transactions [Line Items]
Percentage of original salaries		50.00%	50.00%
Intellectual Property Asset Purchase Agreement [Member]
Related Party Transactions [Line Items]
Liability for remaining required payments		$ 1,066,671
Restricted Shares [Member]
Related Party Transactions [Line Items]
Ordinary restricted shares (in Shares) | shares	300,000